Segment and geographic information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographic areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into three geographic divisions, as follows: (i) Brazil, (ii) the North Latin American division, or “NOLAD,” which is comprised of Costa Rica, Mexico, Panama, Puerto Rico, Martinique, Guadeloupe, French Guiana and the U.S. Virgin Islands of St. Croix and St. Thomas, and, since July 2025, St. Martin, and (iii) the South Latin American division, or “SLAD,” which is comprised of Argentina, Chile, Ecuador, Peru, Uruguay, Colombia, Venezuela, Trinidad and Tobago, Aruba and Curaçao. Each segment uses the accounting policies described in Note 3.

The Company's chief operating decision maker is the Chief Executive Officer ("CEO”) and adjusted EBITDA is the measure of segment's profit or loss used to evaluate segment performance and resource allocation.

The following tables present information about profit, or loss, significant expenses, other segment items and assets for each reportable segment:

	For the fiscal years ended December 31,
	2025	2024	2023
Revenues:
Brazil	$1,770,301	$1,768,311	$1,701,547
NOLAD	1,266,129	1,225,751	1,132,912
SLAD	1,641,829	1,476,100	1,497,419
Total revenues	$4,678,259	$4,470,162	$4,331,878

Significant expenses (a)
Company-operated restaurant expenses
Brazil	$(1,405,674)	$(1,338,301)	$(1,301,637)
NOLAD	(1,071,262)	(1,048,552)	(962,214)
SLAD	(1,384,283)	(1,277,019)	(1,270,959)
Total Company-operated restaurant expenses	$(3,861,219)	$(3,663,872)	$(3,534,810)

Franchised restaurants-occupancy expenses
Brazil	$(57,406)	$(54,089)	$(54,031)
NOLAD	$(10,764)	(11,020)	(10,465)
SLAD	$(12,131)	(9,754)	(9,243)
Total Franchised restaurants-occupancy expenses	$(80,301)	$(74,863)	$(73,739)

General and administrative expenses
Brazil	$(60,248)	$(54,007)	$(58,608)
NOLAD	(56,262)	(50,197)	(48,188)
SLAD	(59,220)	(54,169)	(51,973)
Total reportable segments	(175,730)	(158,373)	(158,769)
Corporate (i)	(94,522)	(89,990)	(104,118)
Total General and administrative expenses	$(270,252)	$(248,363)	$(262,887)

Other segment items
Brazil	$111,801	$18,088	$12,906
NOLAD	3,019	274	3,319
SLAD	(6,098)	(1,466)	(4,864)
Total reportable segments	108,722	16,896	11,361
Corporate	—	140	501
Total Other segment items (a) (b)	$108,722	$17,036	$11,862

Adjusted EBITDA:
Brazil	$358,774	$340,002	$300,177
NOLAD	130,860	116,256	115,364
SLAD	180,097	133,692	160,380
Total reportable segments	669,731	589,950	575,921
Corporate	(94,522)	(89,850)	(103,617)
Total adjusted EBITDA	$575,209	$500,100	$472,304
(a) Depreciation and amortization are not included within the significant expenses and other segment items.

(b) Other segment items include results related to recovery of taxes, restaurant transactions, rental income of excess properties, accrual for contingencies, results from equity method investments, write-offs of inventory and other miscellaneous items.

	For the fiscal years ended December 31,
	2025	2024	2023
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$575,209	$500,100	$472,304

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(197,257)	(177,354)	(149,268)
Gains from sale and insurance recovery of property and equipment	2,641	5,486	2,030
Write-offs of long-lived assets	(6,557)	(2,650)	(8,401)
Impairment of long-lived assets	(922)	(1,067)	(2,626)
Reorganization and optimization plan	(8,721)	—	—
Operating income	364,393	324,515	314,039
(Less) Plus:
Net interest expense and other financing results	(13,660)	(47,238)	(32,275)
(Loss) gain from derivative instruments	(3,078)	941	(13,183)
Foreign currency exchange results	(4,859)	(15,063)	10,774
Other non-operating expenses, net	(1,484)	(3,873)	(1,238)
Income tax expense, net	(128,728)	(109,903)	(95,702)
Net income attributable to non-controlling interests	(468)	(620)	(1,141)
Net income attributable to Arcos Dorados Holdings Inc.	$212,116	$148,759	$181,274

	For the fiscal years ended December 31,
	2025	2024	2023
Depreciation and amortization:
Brazil	$76,984	$70,868	$68,249
NOLAD	58,551	50,481	41,195
SLAD	54,036	46,432	32,302
Total reportable segments	189,571	167,781	141,746
Corporate and others (i)	7,686	9,573	7,522
Total depreciation and amortization	$197,257	$177,354	$149,268

Property and equipment expenditures:
Brazil	$120,442	$108,140	$121,913
NOLAD	64,477	99,140	113,823
SLAD	96,309	120,301	122,616
Others	122	55	1,745
Total property and equipment expenditures	$281,350	$327,636	$360,097

	As of December 31,
	2025	2024
Total assets:
Brazil	$1,634,041	$1,164,179
NOLAD	1,072,288	959,403
SLAD	958,777	822,342
Total reportable segments	3,665,106	2,945,924
Corporate and others (i)	318,257	40,366
Purchase price allocation (ii)	(97,519)	(93,636)
Total assets	$3,885,844	$2,892,654

(i)Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2025, corporate assets primarily include cash and cash equivalents, short-term investments and derivative instruments. As of December 31, 2024, corporate assets primarily include cash and cash equivalents, short-term investments and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill. As of December 31, 2025 and 2024, primarily related with the reduction of goodwill.
The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. All of the Company’s revenues are derived from foreign operations. The following table presents information about revenues by geographic area for fiscal years ended December 31, 2025, 2024 and 2023:

	For the fiscal years ended December 31,
	2025	2024	2023
Revenues:
Brazil	$1,770,301	$1,768,311	$1,701,547
Argentina	697,834	600,298	683,231
Mexico	481,170	447,388	394,528
Other countries	1,728,954	1,654,165	1,552,572
Total revenues	$4,678,259	$4,470,162	$4,331,878

Long-lived assets consisting of property and equipment totaled $1,308,732 and $1,127,042 as of December 31, 2025 and 2024, respectively. All of the Company’s long-lived assets are related to foreign operations. The following table presents information about long-lived assets by geographic area as of December 31, 2025, and 2024:

	As of December 31,
	2025	2024
Long-lived assets
Brazil	$456,726	$370,419
Mexico	204,451	168,588
Chile	142,159	108,675
Argentina	123,091	117,206
Other countries	382,305	362,154
Total long-lived assets	$1,308,732	$1,127,042